INVENTORIES	6 Months Ended
Jun. 30, 2019
Inventory, Net [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES
	June 30,	December 31,
	2019	2018
	Unaudited

Raw materials	1,804	1,436
Work in progress	1,661	1,283
Finished goods	445	892

	3,910	3,611